CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 112,225	$ 343,332	$ 104,621
Accounts receivable, net of allowance for credit losses	227,644	147,863	198,665
Taxes receivable	29,565	30,767	59,771
Prepaid expenses and other current assets	51,476	80,322	59,050
Total current assets	420,910	602,284	422,107
Intangible assets	76,262
Property and equipment, at cost	1,518,663	4,777,697	10,306,625
Accumulated depreciation	(56,588)	(1,200,628)	(2,572,701)
Property and equipment, net	1,462,075	3,577,069	7,733,924
Property and equipment held for sale	88,639
Other assets	46,882	84,584	128,467
Total assets	2,094,768	4,263,937	8,284,498
Current liabilities
Current maturities of long-term debt			62,505
Accounts payable	106,429	95,159	108,208
Accrued payroll and related costs	56,442	36,553	56,056
Taxes payable	39,312	36,819	30,715
Interest payable	4,293		88,047
Other current liabilities	35,031	49,820	171,397
Total current liabilities	241,507	218,351	516,928
Long-term debt	406,000		3,779,499
Deferred income taxes	13,568	9,292	68,201
Other liabilities	67,025	108,039	260,898
Liabilities subject to compromise		4,239,643
Total liabilities	728,100	4,575,325	4,625,526
Commitments and contingencies
Shareholders' equity
Common stock	1	2,511	2,492
Additional paid-in capital	1,388,388	814,796	807,093
Accumulated deficit	(21,454)	(1,070,683)	2,907,776
Accumulated other comprehensive income (loss)	(267)	(58,012)	(58,389)
Total shareholders' equity	1,366,668	(311,388)	3,658,972
Total liabilities and equity	2,094,768	4,263,937	8,284,498
Noble Finance Company
Current assets
Cash and cash equivalents	111,990	343,332	104,575
Accounts receivable, net of allowance for credit losses	227,644	147,863	198,665
Accounts receivable from affiliates		31,214
Taxes receivable	29,565	30,767	59,771
Prepaid expenses and other current assets	40,317	50,469	57,890
Total current assets	409,516	603,645	420,901
Intangible assets	76,262
Property and equipment, at cost	1,518,663	4,777,697	10,306,625
Accumulated depreciation	(56,588)	(1,200,628)	(2,572,701)
Property and equipment, net	1,462,075	3,577,069	7,733,924
Property and equipment held for sale	88,639
Other assets	46,882	84,584	128,467
Total assets	2,083,374	4,265,298	8,283,292
Current liabilities
Current maturities of long-term debt			62,505
Accounts payable	100,691	83,649	107,985
Accrued payroll and related costs	56,442	36,516	56,065
Taxes payable	39,312	36,819	30,715
Interest payable	4,293		88,047
Other current liabilities	34,894	49,820	71,397
Total current liabilities	235,632	206,804	416,714
Long-term debt	406,000		3,779,499
Deferred income taxes	13,568	9,292	68,201
Other liabilities	66,851	108,039	260,898
Liabilities subject to compromise		4,154,555
Total liabilities	722,051	4,478,690	4,525,312
Commitments and contingencies
Shareholders' equity
Common stock	26,125	26,125	26,125
Additional paid-in capital	1,390,801	766,714	757,545
Accumulated deficit	(55,336)	(948,219)	3,032,699
Accumulated other comprehensive income (loss)	(267)	(58,012)	(58,389)
Total shareholders' equity	1,361,323	(213,392)	3,757,980
Total liabilities and equity	$ 2,083,374	$ 4,265,298	$ 8,283,292